Acquisitions, investments purchases of intangible assets, divestitures and sale of debt securities - Impact on financial statements from acquisitions Acquisition of NxStage Medical, Inc. Pro forma financial information (Details)
€ / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2018 EUR (€)
Estimated Fair Values of Assets Acquired and Liabilities Assumed Details
Cash and cash equivalents	€ 9,759			€ 55,210	€ 3,538
Intangible assets and other assets	19,507
Goodwill	258,544			1,607,559
Noncontrolling interests	(10,339)			€ (65,217)	€ (45,319)
Revenue of acquiree since acquisition date	62,072
Operating profit (loss) of acquiree since acquisition date	€ 2,749
NxStage Medical Inc
Estimated Fair Values of Assets Acquired and Liabilities Assumed Details
NxStage purchase per common share | (per share)		$ 30.00		€ 26.42
Cash and cash equivalents		$ 47,203		€ 41,574
Trade accounts and other receivables from unrelated parties		34,062		30,000
Inventories		63,735		56,134
Other current assets		15,819		13,933
Property, plant and equipment		104,533		92,067
Right-of-use assets		21,603		19,027
Intangible assets and other assets		761,734		670,895
Goodwill		1,201,613		1,058,317
Accounts payable to unrelated parties, current provisions and other current liabilities		(72,429)		(63,792)
Deferred taxes		(100,485)		(88,502)
Lease liabilities from unrelated parties		(22,065)		(19,434)
Other liabilities		(27,822)		(24,504)
Noncontrolling interests		(4,063)		(3,578)
Total acquisition cost		2,023,438		1,782,137
Cash acquired		(47,203)	€ (41,574)
Net cash paid		$ 1,976,235	€ 1,740,563
Useful lives		13 years	13 years
Revenue of acquiree since acquisition date		$ 294,281	€ 262,875
Operating profit (loss) of acquiree since acquisition date		(31,145)	(27,821)
Proforma financial information details
Pro forma revenue			17,521,432
Pro forma net income attributable to shareholders of FMC-AG & Co. KGaA			€ 1,186,516
Basic earnings per share | € / shares			€ 3.92
Diluted earnings per share | € / shares			€ 3.92
NxStage Medical Inc | Technology
Estimated Fair Values of Assets Acquired and Liabilities Assumed Details
Intangible assets and other assets		$ 660,300		€ 581,557